INTANGIBLE ASSETS AND GOODWILL - Narrative (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Software
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Useful lives of intangible assets other than goodwill	5 years
Intangible assets and goodwill	€ 113	€ 122	€ 156
Customer relationships
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Useful lives of intangible assets other than goodwill	20 years
Intangible assets and goodwill	€ 135	143	182
Goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	2,518	€ 2,520	2,427
Nonsignificant cash-generating units | Franchise intangible
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	1,103
Nonsignificant cash-generating units | Goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	295
Nonsignificant cash-generating units | CCE, CCIP And CCEG | Goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	€ 218
Germany CGU
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Headroom percentage		60.00%
Percent by which value assigned to discount rate must change in order to result in an impairment	2.50%
Percent by which value assigned to terminal growth rate must change in order to result in impairment	3.50%
Iberia CGU
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Headroom percentage	20.00%
Percent by which value assigned to discount rate must change in order to result in an impairment	1.00%
Percent by which value assigned to terminal growth rate must change in order to result in impairment	1.50%
High
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Terminal growth rate (or less)	2.00%
Franchise intangible
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Agreement term	10 years
Renewal term	10 years
Accumulated amortisation | Software
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Amortisation expense	€ 43	€ 38	33
Intangible assets and goodwill	(187)	(145)	(121)
Accumulated amortisation | Customer relationships
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Amortisation expense	8	9	6
Intangible assets and goodwill	(27)	(19)	(11)
Accumulated amortisation | Goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Amortisation expense	0	0
Intangible assets and goodwill	€ 0	€ 0	€ 0